Summary of significant accounting and reporting policies - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 18, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2019	Dec. 31, 2017	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Public equity offering proceeds, net of transaction costs paid		$ 29,272	$ 0	$ 20,841
Proceeds received from long-term projects		7,600
Proceeds from convertible debt, net of transaction cost		2,050	7,967	4,388
Proceeds from issuance venture debt				13,600
Proceeds from issue of warrants to a strategic partner, net of transaction costs paid	$ 8,360	0	8,269	0
Net losses		54,476	36,697	36,224	[1]
Accumulated deficit		363,209	308,733	272,036	[2]
Increase (decrease) in working capital		10,900
Right-of-use assets		4,656	4,049	4,556
Lease liabilities		5,776	4,104			$ 4,623
Lease liabilities		4,762	3,204	0	[2]	3,208
Current lease liabilities		1,014	900	0	[2]	$ 1,415
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16						14.20%
Equity		37,126	$ 29,561	5,019	[2]		$ (4,048)
Period of the maintenance			1 year
Revenue from development contracts where no related incremental costs were identified		350	$ 1,724	389
Trade receivables		(17,648)	(9,977)	(15,884)
Contract liabilities		727	988	740				$ 1,940
Cash flows from (used in) operating activities		19,386	(5,093)	22,838
Cash flows from (used in) investing activities		$ 24,762	$ 9,101	8,766
IFRS 16
Disclosure of detailed information about intangible assets [line items]
Right-of-use assets						$ 4,563
Lease liabilities						4,623
Lease liabilities						3,226
Current lease liabilities						1,404
Licenses
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses			5 years
Bottom of range | Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses			3 years
Top of range | Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses			5 years
Previously stated
Disclosure of detailed information about intangible assets [line items]
Equity			$ 29,561	5,019
Previously stated | IFRS 16
Disclosure of detailed information about intangible assets [line items]
Right-of-use assets						60
Lease liabilities						101
Equity						$ (41)
Effect of adoption of new accounting standard - IFRS 15
Disclosure of detailed information about intangible assets [line items]
Trade receivables				$ 3,100			$ 1,600

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.